CERTAIN BALANCE SHEET COMPONENTS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	May 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Depreciation expenses		$ 58,000	$ 119,000	$ 138,000	$ 28,000
Cost of goods sold, depreciation		16,000	13,000	228,000	34,000
Plant and equipment disposals				74,000	0
Amortization of intangible assets		65,000	65,000	87,000	87,000
Loss on contract termination		5,000		505,000	505,085
Loss on contract termination, monthly payment					$ 21,045
Contract termination, returned inventory refund	$ 415,000	415,000
Contract termination, monthly interest					1.00%
Other accrued liabilities				0	$ 250,000
Cost of goods sold, amortization		48,000	$ 48,000
Contract termination, penalty paid		500,000
Contract termination, interest paid		$ 72,000		$ 16,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (year)		8 years		8 years 9 months
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (year)		1 year		1 year 9 months
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (year)				10 years
Contract termination payable, term (year)					24 months